Time Deposits with Finanical Institutions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Time deposits with financial institutions [line items]
Time deposits with financial institutions	¥ 2,000,000	¥ 0
Six months [member]
Time deposits with financial institutions [line items]
Time deposits with financial institutions	¥ 2,000,000	¥ 0